Quarterly Holdings Report
for

Fidelity® Series Stock Selector Large Cap Value Fund

April 30, 2020

LDT-QTLY-0620
1.950976.107

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	4,204,700	$128,117,209
Verizon Communications, Inc.	2,060,503	118,375,897
		246,493,106
Entertainment - 2.0%
Cinemark Holdings, Inc.	874,219	12,483,847
The Walt Disney Co.	1,443,124	156,073,861
		168,557,708
Media - 2.5%
Comcast Corp. Class A	2,884,400	108,539,972
Discovery Communications, Inc. Class A (a)	644,100	14,440,722
Interpublic Group of Companies, Inc.	4,014,800	68,171,304
ViacomCBS, Inc. Class B	949,700	16,391,822
		207,543,820

TOTAL COMMUNICATION SERVICES		622,594,634

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.6%
Aptiv PLC	756,400	52,607,620
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp.	910,100	43,703,002
McDonald's Corp.	888,760	166,695,826
		210,398,828
Household Durables - 0.5%
Lennar Corp. Class A	798,700	39,990,909
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	535,500	42,663,285
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	293,190	53,562,881
Ulta Beauty, Inc. (a)	190,360	41,483,251
		95,046,132

TOTAL CONSUMER DISCRETIONARY		440,706,774

CONSUMER STAPLES - 9.0%
Beverages - 1.2%
Keurig Dr. Pepper, Inc. (b)	782,100	20,694,366
Monster Beverage Corp. (a)	245,000	15,143,450
PepsiCo, Inc.	136,100	18,004,669
The Coca-Cola Co.	1,081,500	49,630,035
		103,472,520
Food & Staples Retailing - 1.6%
Walmart, Inc.	1,076,371	130,832,895
Food Products - 1.4%
General Mills, Inc.	427,800	25,620,942
Mondelez International, Inc.	1,736,352	89,317,947
Post Holdings, Inc. (a)	29,497	2,709,299
		117,648,188
Household Products - 3.5%
Colgate-Palmolive Co.	736,800	51,774,936
Kimberly-Clark Corp.	273,700	37,901,976
Procter & Gamble Co.	1,679,772	197,994,726
		287,671,638
Tobacco - 1.3%
Altria Group, Inc.	687,351	26,978,527
Philip Morris International, Inc.	1,042,746	77,788,852
		104,767,379

TOTAL CONSUMER STAPLES		744,392,620

ENERGY - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
Cenovus Energy, Inc. (Canada)	10,541,747	38,245,499
Cheniere Energy, Inc. (a)	1,695,700	79,172,233
Chevron Corp.	807,700	74,308,400
ConocoPhillips Co.	2,167,206	91,239,373
Equinor ASA	4,568,000	63,960,605
Hess Corp.	1,351,300	65,727,232
Noble Energy, Inc. (b)	2,607,800	25,582,518
Valero Energy Corp. (b)	1,142,100	72,352,035
		510,587,895
FINANCIALS - 20.8%
Banks - 7.7%
Bank of America Corp.	9,052,300	217,707,815
Citigroup, Inc.	3,244,100	157,533,496
DNB ASA	2,125,800	25,770,920
First Horizon National Corp.	3,107,100	28,212,468
Huntington Bancshares, Inc.	2,312,700	21,369,348
KeyCorp	4,457,400	51,928,710
Truist Financial Corp.	1,904,071	71,059,930
Wells Fargo & Co.	2,068,600	60,092,830
		633,675,517
Capital Markets - 4.9%
Bank of New York Mellon Corp.	2,707,600	101,643,304
BlackRock, Inc. Class A	117,600	59,039,904
Cboe Global Markets, Inc.	554,700	55,126,086
Intercontinental Exchange, Inc.	526,000	47,050,700
Morgan Stanley	2,741,400	108,093,402
Virtu Financial, Inc. Class A	1,410,058	32,953,055
		403,906,451
Consumer Finance - 4.1%
Ally Financial, Inc.	2,438,400	39,965,376
Capital One Financial Corp.	3,557,600	230,390,176
Discover Financial Services	1,666,600	71,613,802
		341,969,354
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	215,500	40,376,080
Insurance - 3.6%
American International Group, Inc.	1,261,276	32,074,249
Hartford Financial Services Group, Inc.	1,750,700	66,509,093
MetLife, Inc.	840,451	30,323,472
The Travelers Companies, Inc.	1,087,464	110,062,231
Willis Group Holdings PLC	311,016	55,451,043
		294,420,088

TOTAL FINANCIALS		1,714,347,490

HEALTH CARE - 14.8%
Biotechnology - 1.4%
Biogen, Inc. (a)	74,800	22,202,884
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,415,200	14,152,000
Regeneron Pharmaceuticals, Inc. (a)	97,500	51,273,300
Vertex Pharmaceuticals, Inc. (a)	101,700	25,547,040
		113,175,224
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	658,500	60,641,265
Baxter International, Inc.	318,400	28,267,552
Becton, Dickinson & Co.	324,200	81,870,226
Boston Scientific Corp. (a)	616,500	23,106,420
Danaher Corp.	671,400	109,747,044
Medtronic PLC	901,464	88,009,930
Zimmer Biomet Holdings, Inc.	140,100	16,769,970
		408,412,407
Health Care Providers & Services - 2.8%
Anthem, Inc.	278,300	78,127,159
CVS Health Corp.	806,536	49,642,291
Humana, Inc.	146,100	55,783,902
McKesson Corp.	179,200	25,312,000
UnitedHealth Group, Inc.	87,800	25,678,866
		234,544,218
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	126,300	42,270,084
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	708,100	43,059,561
Johnson & Johnson	1,593,206	239,044,630
Pfizer, Inc.	3,617,136	138,753,337
		420,857,528

TOTAL HEALTH CARE		1,219,259,461

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.4%
General Dynamics Corp.	162,300	21,199,626
Raytheon Technologies Corp.	224,153	14,527,356
		35,726,982
Air Freight & Logistics - 1.0%
FedEx Corp.	662,921	84,038,495
Building Products - 0.2%
Carrier Global Corp. (a)	1,041,353	18,442,362
Construction & Engineering - 1.1%
AECOM (a)	2,595,220	94,102,677
Electrical Equipment - 1.1%
Sensata Technologies, Inc. PLC (a)	2,475,784	90,069,022
Industrial Conglomerates - 1.0%
General Electric Co.	11,953,009	81,280,461
Machinery - 0.5%
Caterpillar, Inc.	234,100	27,244,558
Otis Worldwide Corp. (a)	190,276	9,686,951
		36,931,509
Marine - 0.6%
A.P. Moller - Maersk A/S Series B	44,925	44,711,763
Professional Services - 0.8%
Nielsen Holdings PLC	4,592,778	67,651,620
Road & Rail - 1.2%
Norfolk Southern Corp.	582,844	99,724,608
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	1,884,449	55,930,446

TOTAL INDUSTRIALS		708,609,945

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.5%
Cisco Systems, Inc.	512,700	21,728,226
CommScope Holding Co., Inc. (a)	1,738,600	19,141,986
		40,870,212
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	602,300	37,896,716
Jabil, Inc.	83,700	2,380,428
		40,277,144
IT Services - 3.3%
Amdocs Ltd.	914,369	58,921,938
Capgemini SA	635,700	59,729,214
Cognizant Technology Solutions Corp. Class A	369,400	21,432,588
Fidelity National Information Services, Inc.	304,900	40,213,261
IBM Corp.	721,200	90,553,872
		270,850,873
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	2,424,800	145,439,504
Software - 0.8%
SS&C Technologies Holdings, Inc.	1,261,600	69,589,856

TOTAL INFORMATION TECHNOLOGY		567,027,589

MATERIALS - 3.9%
Chemicals - 2.8%
DuPont de Nemours, Inc.	1,668,223	78,439,845
Nutrien Ltd.	813,300	29,044,968
Olin Corp.	4,978,300	66,460,305
The Chemours Co. LLC	2,664,800	31,258,104
Westlake Chemical Corp.	503,210	21,864,475
		227,067,697
Construction Materials - 0.2%
Summit Materials, Inc. (a)	1,010,500	15,268,655
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	1,197,600	77,137,416

TOTAL MATERIALS		319,473,768

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Alexandria Real Estate Equities, Inc.	309,400	48,603,646
American Homes 4 Rent Class A	1,310,100	31,625,814
American Tower Corp.	110,484	26,295,192
Corporate Office Properties Trust (SBI)	1,848,177	48,828,836
Digital Realty Trust, Inc.	551,900	82,503,531
Prologis, Inc.	1,207,763	107,768,692
VICI Properties, Inc.	944,800	16,458,416
Welltower, Inc.	3,700	189,551
Weyerhaeuser Co.	2,924,500	63,958,815
		426,232,493
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	2,552,900	31,068,793

TOTAL REAL ESTATE		457,301,286

UTILITIES - 6.6%
Electric Utilities - 3.5%
Edison International	1,147,800	67,387,338
Entergy Corp.	631,800	60,343,218
Exelon Corp.	1,957,500	72,584,100
FirstEnergy Corp.	416,400	17,184,828
NextEra Energy, Inc.	315,267	72,864,509
		290,363,993
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	3,003,500	39,796,375
Vistra Energy Corp.	2,844,000	55,571,760
		95,368,135
Multi-Utilities - 1.9%
Dominion Energy, Inc.	1,140,500	87,966,765
Sempra Energy	576,799	71,436,556
		159,403,321

TOTAL UTILITIES		545,135,449

TOTAL COMMON STOCKS
(Cost $7,756,537,886)		7,849,436,911
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.38% to 1.55% 5/21/20 to 5/28/20
(Cost $5,404,509)	5,410,000	5,409,724
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.16% (c)	205,157,162	$205,218,709
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	26,262,559	26,265,185
TOTAL MONEY MARKET FUNDS
(Cost $231,464,621)		231,483,894

Equity Funds - 2.1%
Domestic Equity Funds - 2.1%
iShares Russell 1000 Value Index ETF (b)
(Cost $157,694,021)	1,555,500	171,524,985
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,151,101,037)		8,257,855,514
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,267,958)
NET ASSETS - 100%		$8,249,587,556

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$602,507
Fidelity Securities Lending Cash Central Fund	36,142
Total	$638,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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